SCHEDULE OF REVENUE FROM SOURCES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 211,073	$ 101,619	$ 618,994	$ 816,533
Others			6,169	8,344
Software development revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			417,608	592,016
Software licensing revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			118,653	148,193
Software support revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			39,561	30,321
Cloud hosting revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 37,003	$ 37,659